Acquisitions and Other Transactions (Other Acquisitions and Collaborative Agreements) (Narrative) (Details) (USD $)							12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Generics Segment	Dec. 31, 2012 Generics Segment	Dec. 31, 2011 Generics Segment	Dec. 31, 2013 Other acquisitions	Dec. 31, 2011 Other acquisitions businesses	Dec. 31, 2011 Other acquisitions In-process research and development	Dec. 31, 2013 Other acquisitions India other_companies	Dec. 31, 2013 Other acquisitions Generics Segment
Business Acquisition [Line Items]
Number of businesses acquired								2		4
Purchase consideration, cash paid							$ 76,000,000	$ 59,000,000
Purchase price allocation, goodwill	4,340,485,000	3,515,655,000	3,517,935,000	3,991,376,000	3,194,148,000	3,196,428,000					20,000,000
Acquisition purchase price								165,000,000
Purchase consideration, assumed liabilities								106,000,000
Purchase price allocation, identified intangible assets								130,000,000	30,000,000
Purchase price allocation, fixed assets								$ 5,000,000